American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2020

Short Duration - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 40.8%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.70%, 5/1/22	1,000,000	1,013,993
Air Freight and Logistics — 0.3%
FedEx Corp., 3.40%, 1/14/22	1,000,000	1,040,578
Automobiles — 1.6%
Daimler Finance North America LLC, 3.40%, 2/22/22(1)	1,000,000	1,033,598
Ford Motor Credit Co. LLC, 5.09%, 1/7/21	1,200,000	1,201,860
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,000,000	1,923,060
General Motors Financial Co., Inc., 3.20%, 7/6/21	1,500,000	1,517,571
General Motors Financial Co., Inc., 4.20%, 11/6/21	1,000,000	1,025,749
		6,701,838
Banks — 10.0%
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,520,000	1,526,325
Bank of America Corp., VRN, 3.00%, 12/20/23	2,713,000	2,854,786
Bank of Montreal, MTN, 1.85%, 5/1/25	1,380,000	1,429,702
Barclays Bank plc, 5.14%, 10/14/20	1,520,000	1,536,623
BBVA Bancomer SA, 6.75%, 9/30/22	1,100,000	1,174,046
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	820,000	823,757
Citibank N.A., VRN, 3.17%, 2/19/22	3,000,000	3,048,580
Citigroup, Inc., 2.90%, 12/8/21	715,000	736,995
Citigroup, Inc., 2.75%, 4/25/22	34,000	35,256
Citigroup, Inc., VRN, 3.11%, 4/8/26	770,000	827,029
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(1)	630,000	631,098
Credit Suisse AG, 2.80%, 4/8/22	310,000	322,033
Fifth Third BanCorp., 2.375%, 1/28/25	746,000	787,347
FNB Corp., 2.20%, 2/24/23	530,000	527,583
Huntington National Bank (The), 3.125%, 4/1/22	1,000,000	1,042,970
JPMorgan Chase & Co., VRN, 2.78%, 4/25/23	1,800,000	1,864,594
MUFG Union Bank N.A., 2.10%, 12/9/22	3,220,000	3,320,857
National Australia Bank Ltd., 1.875%, 12/13/22	2,625,000	2,713,731
National Bank of Canada, MTN, 2.10%, 2/1/23	2,293,000	2,359,214
Nordea Bank Abp, 1.00%, 6/9/23(1)	260,000	263,025
Regions Financial Corp., 2.25%, 5/18/25	420,000	439,849
Royal Bank of Canada, MTN, 1.15%, 6/10/25	720,000	721,492
Royal Bank of Scotland Group plc, VRN, 2.36%, 5/22/24	360,000	369,850
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/25(2)	1,150,000	1,151,172
Svenska Handelsbanken AB, 0.625%, 6/30/23(1)	730,000	729,478
Synchrony Bank, 3.65%, 5/24/21	1,000,000	1,016,303
Toronto-Dominion Bank (The), MTN, 0.75%, 6/12/23	840,000	845,242
Truist Bank, VRN, 0.81%, (SOFR plus 0.73%), 3/9/23	1,340,000	1,332,661
US Bank N.A., 1.80%, 1/21/22	4,700,000	4,797,564
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	220,000	223,658
Wells Fargo & Co., VRN, 2.19%, 4/30/26	850,000	879,879
Wells Fargo Bank N.A., VRN, 2.08%, 9/9/22	2,000,000	2,032,744
		42,365,443
Beverages — 0.2%
PepsiCo, Inc., 0.75%, 5/1/23	800,000	808,258
Biotechnology — 2.0%
AbbVie, Inc., 2.30%, 11/21/22(1)	4,670,000	4,829,570

Amgen, Inc., 3.625%, 5/15/22	1,500,000	1,570,189
Biogen, Inc., 3.625%, 9/15/22	500,000	531,476
Gilead Sciences, Inc., 3.25%, 9/1/22	1,500,000	1,585,092
		8,516,327
Capital Markets — 2.1%
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	250,000	258,699
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	1,155,000	1,170,795
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	326,000	335,934
Goldman Sachs Group, Inc. (The), 3.00%, 4/26/22	850,000	866,579
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	675,000	740,945
Morgan Stanley, MTN, 5.50%, 7/28/21	1,000,000	1,053,252
Morgan Stanley, VRN, 2.19%, 4/28/26	200,000	208,240
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	360,000	352,085
State Street Corp., VRN, 2.83%, 3/30/23(1)	110,000	114,207
UBS Group AG, 2.65%, 2/1/22(1)	3,540,000	3,647,085
		8,747,821
Commercial Services and Supplies — 0.1%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	500,000	499,100
Consumer Finance — 0.6%
American Express Co., 3.00%, 2/22/21	1,000,000	1,014,134
Capital One Bank USA N.A., 3.375%, 2/15/23	1,400,000	1,475,199
		2,489,333
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 3.00%, 6/30/22	2,000,000	2,089,446
AT&T, Inc., 4.05%, 12/15/23	848,000	941,916
Ooredoo International Finance Ltd., MTN, 4.75%, 2/16/21	2,200,000	2,250,208
		5,281,570
Electric Utilities — 0.1%
Florida Power & Light Co., 2.85%, 4/1/25	500,000	547,815
Entertainment — 0.6%
Netflix, Inc., 5.50%, 2/15/22	1,000,000	1,045,875
TWDC Enterprises 18 Corp., MTN, 2.125%, 9/13/22	751,000	770,190
Walt Disney Co. (The), 1.75%, 1/13/26	890,000	916,881
		2,732,946
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp., 3.30%, 2/15/21	1,300,000	1,322,168
Crown Castle International Corp., 2.25%, 9/1/21	2,000,000	2,017,174
Crown Castle International Corp., 1.35%, 7/15/25	320,000	321,502
Equinix, Inc., 1.25%, 7/15/25	680,000	683,230
Equinix, Inc., 5.875%, 1/15/26	700,000	738,297
Federal Realty Investment Trust, 3.95%, 1/15/24	910,000	969,462
		6,051,833
Food and Staples Retailing — 0.2%
Sysco Corp., 5.65%, 4/1/25	550,000	644,092
Food Products — 0.9%
Conagra Brands, Inc., 3.80%, 10/22/21	1,000,000	1,039,729
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(1)	2,000,000	2,035,863
Mondelez International, Inc., 0.625%, 7/1/22(2)	740,000	740,522
		3,816,114
Health Care Equipment and Supplies — 0.8%
Becton Dickinson and Co., 2.89%, 6/6/22	1,000,000	1,035,077
DH Europe Finance II Sarl, 2.05%, 11/15/22	1,500,000	1,549,946
Stryker Corp., 1.15%, 6/15/25	750,000	755,493
		3,340,516

Health Care Providers and Services — 1.4%
CVS Health Corp., 3.70%, 3/9/23	2,000,000	2,149,794
Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	2,018,155
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	850,000	851,037
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,000,000	1,003,115
		6,022,101
Hotels, Restaurants and Leisure — 0.2%
Starbucks Corp., 1.30%, 5/7/22	710,000	719,939
Household Durables — 0.6%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	1,007,223
Lennar Corp., 2.95%, 11/29/20	1,500,000	1,507,088
		2,514,311
Insurance — 1.9%
Athene Global Funding, 2.80%, 5/26/23(1)	403,000	411,322
Athene Global Funding, 2.50%, 1/14/25(1)	1,320,000	1,319,079
Athene Global Funding, 2.55%, 6/29/25(1)	320,000	320,487
Metropolitan Life Global Funding I, 1.95%, 1/13/23(1)	2,625,000	2,717,856
Metropolitan Life Global Funding I, 0.90%, 6/8/23(1)	298,000	299,913
New York Life Global Funding, 2.90%, 1/17/24(1)	900,000	966,430
New York Life Global Funding, 0.95%, 6/24/25(1)	820,000	822,716
Principal Life Global Funding II, 1.25%, 6/23/25(1)	280,000	281,055
Protective Life Global Funding, 1.08%, 6/9/23(1)	550,000	554,658
Unum Group, 4.50%, 3/15/25	320,000	344,073
		8,037,589
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 0.80%, 6/3/25	690,000	694,767
IT Services — 0.5%
International Business Machines Corp., 2.85%, 5/13/22	2,000,000	2,092,468
Western Union Co. (The), 2.85%, 1/10/25	130,000	135,544
		2,228,012
Machinery — 0.5%
John Deere Capital Corp., MTN, 1.20%, 4/6/23	2,000,000	2,038,161
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(1)	180,000	178,094
		2,216,255
Media — 2.1%
Discovery Communications LLC, 3.95%, 6/15/25	491,000	542,153
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 5/1/22	2,000,000	2,110,272
Time Warner Cable LLC, 4.125%, 2/15/21	1,050,000	1,062,076
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	774,000	907,655
ViacomCBS, Inc., 3.70%, 8/15/24	1,976,000	2,147,818
VTR Finance NV, 6.875%, 1/15/24	2,100,000	2,148,132
		8,918,106
Metals and Mining — 0.3%
Steel Dynamics, Inc., 5.25%, 4/15/23	750,000	756,584
Steel Dynamics, Inc., 2.40%, 6/15/25	510,000	525,870
		1,282,454
Multi-Utilities — 1.2%
CenterPoint Energy, Inc., 3.60%, 11/1/21	2,000,000	2,077,617
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,549,813
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,509,337
		5,136,767
Oil, Gas and Consumable Fuels — 4.0%
Chevron Corp., 1.14%, 5/11/23	1,250,000	1,272,066
Energy Transfer Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	1,500,000	1,584,144

Exxon Mobil Corp., 1.57%, 4/15/23	2,000,000	2,052,306
Gazprom PJSC Via Gaz Capital SA, 6.00%, 1/23/21	2,200,000	2,257,044
Lukoil International Finance BV, 6.125%, 11/9/20	2,200,000	2,241,677
MPLX LP, 5.25%, 1/15/25	400,000	415,987
Petroleos Mexicanos, 4.875%, 1/24/22	2,050,000	2,037,669
Phillips 66, 4.30%, 4/1/22	2,000,000	2,122,611
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	1,100,000	1,123,536
Williams Cos., Inc. (The), 4.125%, 11/15/20	1,000,000	1,001,657
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,075,420
		17,184,117
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co., 2.60%, 5/16/22(1)	2,000,000	2,079,993
Bristol-Myers Squibb Co., 3.25%, 8/15/22(1)	1,000,000	1,056,590
Elanco Animal Health, Inc., 5.02%, 8/28/23	2,000,000	2,108,750
Merck & Co., Inc., 0.75%, 2/24/26	2,000,000	1,999,997
Mylan NV, 3.15%, 6/15/21	1,000,000	1,020,994
Upjohn, Inc., 1.125%, 6/22/22(1)	667,000	670,908
		8,937,232
Road and Rail — 0.3%
United Rentals North America, Inc., 6.50%, 12/15/26	1,250,000	1,314,875
Semiconductors and Semiconductor Equipment — 0.6%
Analog Devices, Inc., 2.95%, 4/1/25	100,000	108,468
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	215,000	229,803
Broadcom, Inc., 2.25%, 11/15/23(1)	540,000	558,388
Microchip Technology, Inc., 2.67%, 9/1/23(1)	460,000	473,725
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,090,000	1,152,787
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(1)	80,000	84,167
		2,607,338
Software — 0.5%
Infor, Inc., 1.45%, 7/15/23(1)	90,000	90,811
Infor, Inc., 1.75%, 7/15/25(1)	120,000	120,644
Oracle Corp., 2.50%, 10/15/22	1,075,000	1,123,956
Oracle Corp., 2.50%, 4/1/25	820,000	882,921
		2,218,332
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 0.75%, 5/11/23	830,000	839,338
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	331,000	331,617
NetApp, Inc., 1.875%, 6/22/25	110,000	111,560
		1,282,515
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.40%, 3/27/25	1,500,000	1,614,245
Thrifts and Mortgage Finance — 0.5%
Nationwide Building Society, 2.00%, 1/27/23(1)	2,200,000	2,266,955
Wireless Telecommunication Services — 0.9%
T-Mobile USA, Inc., 3.50%, 4/15/25(1)	855,000	933,570
VEON Holdings BV, 3.95%, 6/16/21	1,100,000	1,117,562
Vodafone Group plc, 2.95%, 2/19/23	1,500,000	1,580,345
		3,631,477
TOTAL CORPORATE BONDS (Cost $169,925,041)		173,424,964
U.S. TREASURY SECURITIES — 32.1%
U.S. Treasury Notes, 1.375%, 10/31/20(3)	800,000	803,166
U.S. Treasury Notes, 1.875%, 3/31/22(3)	1,000,000	1,029,902
U.S. Treasury Notes, 1.50%, 9/15/22	20,000,000	20,594,922

U.S. Treasury Notes, 1.875%, 9/30/22(3)	10,000,000	10,384,961
U.S. Treasury Notes, 1.625%, 12/15/22	20,000,000	20,717,188
U.S. Treasury Notes, 0.50%, 3/15/23	27,800,000	28,045,965
U.S. Treasury Notes, 0.25%, 4/15/23	4,000,000	4,009,297
U.S. Treasury Notes, 0.125%, 5/15/23	16,000,000	15,978,125
U.S. Treasury Notes, 0.25%, 6/15/23	35,000,000	35,076,562
TOTAL U.S. TREASURY SECURITIES (Cost $134,684,434)		136,640,088
ASSET-BACKED SECURITIES — 11.7%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 1.01%, (1-month LIBOR plus 0.83%), 5/25/34	2,338,980	2,238,944
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	670,366
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	216,069	208,111
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	1,408,110	1,404,360
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	642,616	670,375
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.83%, (1-month LIBOR plus 0.65%), 4/10/31(1)	301,196	299,872
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	125,300	124,932
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	88,447	87,918
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	234,146	231,383
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	1,482,043	1,422,830
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	1,762,788	1,686,550
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 1.34%, (1-month LIBOR plus 1.15%), 12/17/36(1)	2,400,000	2,396,412
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 1.14%, (1-month LIBOR plus 0.95%), 3/17/37(1)	2,575,000	2,524,175
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 1.44%, (1-month LIBOR plus 1.25%), 3/17/37(1)	2,000,000	1,972,902
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 1.46%, (1-month LIBOR plus 1.28%), 6/17/37(1)	1,450,000	1,425,677
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.34%, (1-month LIBOR plus 1.15%), 7/17/37(1)	1,450,000	1,432,893
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	2,404,734	2,202,009
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	188,580	188,834
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	433,823	426,686
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	237,071	235,180
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	182,356	179,796
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	866,491	843,112
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	1,074,991	1,057,477
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	1,070,490	1,088,792
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	2,121,052	2,134,943
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	1,997,569	2,025,395
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	2,700,000	2,785,078
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	2,600,000	2,685,999
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	2,100,000	2,133,965
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 10/17/36(1)	2,650,000	2,748,797
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,256,571
Progress Residential Trust, Series 2020-SFR2, Class A SEQ, 2.08%, 6/18/37(1)	1,200,000	1,237,695
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	190,155	189,114
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	209,876	209,665
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	161,802	161,657
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	149,500	149,531
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	1,221,324	1,183,991
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	334,780	324,961
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	931,107	890,991
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	620,595	589,145
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	773,933	703,022
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	1,117,550	1,158,425
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	398,239	423,272
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	779,463	771,563
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	522,660	505,398

VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	561,369	549,867
TOTAL ASSET-BACKED SECURITIES (Cost $50,179,806)		49,838,631
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
Private Sponsor Collateralized Mortgage Obligations — 2.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.71%, 2/25/35	201,855	196,426
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	356,899	353,771
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	342,204	354,274
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.97%, 8/25/34	162,025	153,553
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.25%, 8/25/34	561,207	543,276
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	136,955	135,506
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	176,365	173,493
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	89,122	92,393
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	77,062	78,717
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,870	1,670
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(1)	938,709	959,850
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(1)	1,371,203	1,396,632
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.07%, 8/25/35	145,895	147,492
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.79%, 5/25/34	71,241	68,417
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	63,921	62,041
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.07%, 9/25/35	378,203	376,462
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.96%, 10/25/29(1)	307,271	320,717
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	118,067	118,487
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.09%, 11/21/34	232,968	233,237
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.74%, 2/25/35	241,387	242,551
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	1,374,362	1,487,575
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.68%, (1-month LIBOR plus 1.50%), 6/25/57(1)	1,273,834	1,278,843
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(1)	790,338	808,919
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	1,032,743	1,056,488
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	528,809	540,684
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	283,348	286,738
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.52%, 7/25/34	81,765	80,380
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	195,275	189,070
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.85%, 8/25/35	324,409	307,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.62%, 10/25/36	36,356	32,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	326,244	307,440
		12,385,561
U.S. Government Agency Collateralized Mortgage Obligations — 5.0%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 11/25/23	2,175,992	1,767,236
FHLMC, Series 2014-DN2, Class M3, VRN, 3.78%, (1-month LIBOR plus 3.60%), 4/25/24	500,000	445,404
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.43%, (1-month LIBOR plus 3.25%), 5/25/25	550,000	572,728
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.18%, (1-month LIBOR plus 5.00%), 12/25/28	1,030,990	1,072,380
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.08%, (1-month LIBOR plus 3.90%), 4/25/29	1,875,000	1,949,092
FNMA, Series 2006-60, Class KF, VRN, 0.48%, (1-month LIBOR plus 0.30%), 7/25/36	562,614	561,373
FNMA, Series 2009-33, Class FB, VRN, 1.00%, (1-month LIBOR plus 0.82%), 3/25/37	618,644	628,643
FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	852,677	753,132
FNMA, Series 2014-C02, Class 2M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	1,514,277	1,348,863
FNMA, Series 2014-C03, Class 1M2, VRN, 3.18%, (1-month LIBOR plus 3.00%), 7/25/24	1,335,000	1,180,872
FNMA, Series 2015-C03, Class 1M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 7/25/25	1,006,381	1,035,707
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	18,185,946	3,156,073
FNMA, Series 2016-C03, Class 2M2, VRN, 6.08%, (1-month LIBOR plus 5.90%), 10/25/28	303,976	318,407
FNMA, Series 2016-C04, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 1/25/29	824,407	860,371
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	12,669,592	2,961,509

FNMA, Series 2017-C03, Class 1M2, VRN, 3.18%, (1-month LIBOR plus 3.00%), 10/25/29	1,200,000	1,218,338
FNMA, Series 2017-C05, Class 1M2, VRN, 2.38%, (1-month LIBOR plus 2.20%), 1/25/30	646,680	638,875
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	6,018,984	848,606
		21,317,609
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,334,331)		33,703,170
U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
FHLMC, 0.25%, 6/26/23 (Cost $10,768,607)	10,800,000	10,786,159
COLLATERALIZED LOAN OBLIGATIONS — 2.5%
CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,200,000	1,126,538
Goldentree Loan Management US CLO 7 Ltd., Series 2020-7A, Class A, VRN, 2.31%, (3-month LIBOR plus 1.90%), 4/20/31(1)	3,350,000	3,368,492
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/20/31(1)	500,000	484,041
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	1,000,000	985,346
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 3.07%, (3-month LIBOR plus 1.85%), 10/15/32(1)	2,400,000	2,367,388
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	1,250,000	1,255,146
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 2.39%, (3-month LIBOR plus 1.40%), 4/25/31(1)	1,000,000	956,321
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,692,474)		10,543,272
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 4.05%, (1-year H15T1Y plus 2.25%), 9/1/35	236,294	248,626
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.86%), 7/1/36	29,675	31,377
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.88%), 7/1/40	87,165	91,373
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.79%), 9/1/40	60,791	63,568
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	87,836	92,838
FHLMC, VRN, 3.92%, (12-month LIBOR plus 1.87%), 7/1/41	144,029	151,827
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	73,949	74,778
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.65%), 12/1/42	147,443	153,288
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	29,145	29,996
FHLMC, VRN, 3.24%, (12-month LIBOR plus 1.63%), 5/1/43	24,272	25,369
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	800	804
FHLMC, VRN, 4.15%, (12-month LIBOR plus 1.65%), 6/1/43	15,877	15,989
FNMA, VRN, 3.10%, (6-month LIBOR plus 1.57%), 6/1/35	164,870	169,845
FNMA, VRN, 3.14%, (6-month LIBOR plus 1.57%), 6/1/35	85,269	87,937
FNMA, VRN, 3.77%, (12-month LIBOR plus 1.71%), 12/1/37	3,714	3,784
FNMA, VRN, 4.02%, (12-month LIBOR plus 1.69%), 8/1/39	36,121	36,753
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	16,902	17,690
		1,295,842
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 5.50%, 12/1/36	785	865
FNMA, 5.00%, 7/1/20	54	56
FNMA, 3.50%, 3/1/34	254,923	269,257
FNMA, 5.50%, 7/1/36	1,868	2,110
		272,288
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,548,921)		1,568,130
BANK LOAN OBLIGATIONS(4)†
Pharmaceuticals†
Bausch Health Companies Inc., 2018 Term Loan B, 3.19%, (1-month LIBOR plus 3.00%), 6/2/25 (Cost $123,045)	122,472	119,381
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $5,886,953), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $5,773,891)		5,773,888

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $7,668,438), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $7,518,010)		7,518,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	43,269	43,269
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,335,157)		13,335,157
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $424,591,816)		429,958,952
OTHER ASSETS AND LIABILITIES — (1.1)%		(4,693,613)
TOTAL NET ASSETS — 100.0%		$425,265,339

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	68	September 2020	$13,600,000	$15,016,313	$2,581
U.S. Treasury 5-Year Notes	203	September 2020	$20,300,000	25,525,664	67,395
				$40,541,977	$69,976

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$12,852,400	$653,571	$(592,286)	$61,285

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $101,156,327, which represented 23.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,377,633.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	173,424,964	—
U.S. Treasury Securities	—	136,640,088	—
Asset-Backed Securities	—	49,838,631	—
Collateralized Mortgage Obligations	—	33,703,170	—
U.S. Government Agency Securities	—	10,786,159	—
Collateralized Loan Obligations	—	10,543,272	—
U.S. Government Agency Mortgage-Backed Securities	—	1,568,130	—
Bank Loan Obligations	—	119,381	—
Temporary Cash Investments	43,269	13,291,888	—
	43,269	429,915,683	—
Other Financial Instruments
Futures Contracts	69,976	—	—
Swap Agreements	—	61,285	—
	69,976	61,285	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.